Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period.  Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants.  Net income available to common stockholders represents net income (loss) after preferred stock dividends.  The following table presents earnings per share for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Numerator
Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,149,217
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,439,258	8,149,217

Earnings (Loss) Per Share - Basic	$0.14	$0.13	$(0.11)

Earnings (Loss) Per Share - Diluted	$0.14	$0.13	$(0.11)